Related parties (Tables)	12 Months Ended
Dec. 31, 2022
Related parties
Schedule of associates and joint ventures

Balances with associates and joint ventures as of December 31, 2022, and 2021 are as follows:

		Accounts
	Accounts	receivable	Other	Accounts		Other
	receivable	– Loans	assets	payable	Loans	liabilities
Joint Ventures
Equion Energy Limited (1)	127	—	1,087	2,004	815,056	2,698
Ecodiesel Colombia S.A.	13,155	—	—	53,821	—	3
Interligação Elétrica do Madeira S.A.	89,505	—	—	—	—	—
Interligação Elétrica Garanhuns S.A.	—	40	—	—	—	—
Interligação Elétrica Ivaí S.A.	—	182	—	—	—	—
Derivex S.A.	—	335	—	—	—	—
Associates
Gas Natural del Oriente S.A. E.S.P.	—	—	—	7,048	—	—
Extrucol S.A.	2	—	—	854	—	—
E2 Energía Eficiente S.A. E.S.P.	7,397	—	—	4,152	—	—
Balance as of December 31, 2022	110,186	557	1,087	67,879	815,056	2,701
Current	110,186	222	1,087	67,879	815,056	2,701
Non–current	—	335	—	—	—	—
	110,186	557	1,087	67,879	815,056	2,701
	(Note 7)	(Note 7)	(Note 11)	(Note 21)	(Note 20)

		Accounts
	Accounts	receivable	Other	Accounts		Other
	receivable	– Loans	assets	payable	Loans	liabilities
Joint Ventures
Equion Energy Limited (1)	925	—	1,386	12,997	1,483,701	233
Ecodiesel Colombia S.A.	1,521	—	—	46,452	—	—
Interligação Elétrica Garanhuns S.A.	—	28	—	—	—	—
Interligação Elétrica Paraguaçu S.A.	—	28	—	—	—	—
Interligação Elétrica Aimorés S.A.	—	28	—	—	—	—
Interligação Elétrica Ivaí S.A.	—	28	—	—	—	—
Derivex S.A.	—	335	—	—	—	—
Associates
Gas Natural del Oriente S.A. E.S.P.	—	—	—	5,211	—	—
Extrucol S.A.	—	—	—	283	—	—
E2 Energía Eficiente S.A. E.S.P.	6,797	—	—	1,655	—	—
Balance as of December 31, 2021	9,243	447	1,386	66,598	1,483,701	233
Current	9,243	112	1,386	66,598	1,483,701	233
Non–current	—	335	—	—	—	—
	9,243	447	1,386	66,598	1,483,701	233
	(Note 7)	(Note 7)	(Note 11)	(Note 21)	(Note 20)

Loans:

(1)	Resources deposited by Equion in Ecopetrol Capital AG.

Schedule of transactions between related parties

	2022		2021		2020
	Sales and	Purchases	Sales and	Purchases	Sales and	Purchases
	services	and others	services	and others	services	and others
Joint Ventures
Equion Energy Limited	33	23,845	13,996	149,046	27,595	356,872
Ecodiesel Colombia S.A.	21,234	619,286	35,825	442,373	8,268	346,201
Offshore International Group	—	—	—	—	4,461	—
	21,267	643,131	49,821	591,419	40,324	703,073
Associates
Gas Natural del Oriente S.A. E.S.P.	—	53,994	—	27,175	—	26,141
Extrucol S.A.	20	3,411	—	2,354	—	1,162
E2 Energía Eficiente S.A. E.S.P.	90,117	7,908	60,159	6,976	49,860	2,849
	90,137	65,313	60,159	36,505	49,860	30,152
	111,404	708,444	109,980	627,924	90,184	733,225

Schedule of key management personnel

As of December 31, 2022, key management officers owned less than 1% of the outstanding shares of Ecopetrol S.A. as follows:

Key management personnel	% Shares
Felipe Bayón	<1% outstanding shares
Jaime Caballero	<1% outstanding shares